Supplement dated October 23, 2017 to the Prospectus dated May 1, 2017 for policies issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Policy Prospectus unless otherwise defined herein. "We," "us," or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Policy Owner.

This supplement must be preceded or accompanied by the Policy Prospectus, as supplemented.

Pacific Select Fund Portfolio Manager/Subadviser Change

Effective November 1, 2017, the Manager/Subadviser for the Inflation Strategy Portfolio will change from Western Asset Management Company to Barings LLC.

For more information on the subadviser change, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. 15-46340-00

Supplement dated October 23, 2017 to the Prospectus dated May 1, 2017 for the

Pacific Select Excel Survivorship VUL last survivor flexible premium variable universal life insurance policy issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in your Policy Prospectus unless otherwise defined herein. "We," "us," or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Policy Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2017, as supplemented. The change described below only applies to policies with applications (paper or by electronic submission) dated before May 26, 2017.

Pacific Select Fund Portfolio Manager/Subadviser Change

Effective November 1, 2017, the Manager/Subadviser for the Inflation Strategy Portfolio will change from Western Asset Management Company to Barings LLC.

For more information on the subadviser change, see the Pacific Select Fund Prospectus. You can obtain a Pacific Select Fund prospectus and any supplements by contacting your financial advisor or online at www.PacificLife.com/PacificSelectFund.html.

Form No. 15-46344-00